PROPERTY, PLANT AND EQUIPMENT, NET (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Property, Plant and Equipment [Line Items]
Schedule of Property, Plant and Equipment

	December 31,
	2012	2011
Cost:
Land and buildings	$6,929	$6,518
Machinery and equipment (1)	36,849	35,176
Motor vehicles	676	869
Office furniture and equipment	2,293	2,189
Software	1,166	955
	47,913	45,707

Less: Accumulated depreciation	35,003	32,768
Depreciated cost	$12,910	$12,939

(1)	The cost is net of investment grants received by Bental in the amount of $274 and $326 as of December 31, 2012 and 2011.